Income (Loss) per Share - Schedule of Computation of diluted Shares Outstanding (Details) - Common Class A [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	24,629,892	2,033,171	10,784,068	1,507,221
RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	505,574	968,879	591,882	1,074,790
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,022,322	1,062,625	993,892	432,431
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	5,627,290	1,667	9,198,294	0
Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	17,474,706	0